GMO Small Cap Quality Fund Expense Example - GMO Small Cap Quality Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,030
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	970
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	959
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	923
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,030
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	$ 1,147